Weighted-Average Actual Target Allocation of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 241,960	$ 198,208	$ 212,215
Pension Benefits, U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%
Actual Asset Allocation	146,200	111,700
Pension Benefits, U.S. Plans | Fixed securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Asset Allocation	74,100	64,400
Pension Benefits, U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	3,900	4,500
Pension Benefits, U.S. Plans | Property and other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Actual Asset Allocation	17,800	17,600
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	155,056	137,318	141,639
Pension Benefits, Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	42.00%
Actual Asset Allocation	81,800	67,000
Pension Benefits, Non-U.S. Plans | Fixed securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	51.00%
Actual Asset Allocation	46,700	43,900
Pension Benefits, Non-U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Actual Asset Allocation	200	400
Pension Benefits, Non-U.S. Plans | Property and other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	6.00%
Actual Asset Allocation	$ 26,300	$ 26,000